UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2015 Portfolio
October 31, 2014

One Choice 2015 Portfolio - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 40.9%
NT Core Equity Plus Fund Institutional Class	2,415,270	38,837,534
NT Equity Growth Fund Institutional Class	9,588,875	127,915,596
NT Growth Fund Institutional Class	4,998,307	84,071,520
NT Heritage Fund Institutional Class	2,479,903	33,156,301
NT Large Company Value Fund Institutional Class	10,838,682	140,794,485
NT Mid Cap Value Fund Institutional Class	3,856,042	52,326,488
NT Small Company Fund Institutional Class	2,399,590	26,107,540
Real Estate Fund Institutional Class	472,335	13,579,625
		516,789,089
Domestic Fixed Income Funds — 37.4%
High-Yield Fund Institutional Class	7,905,638	48,224,394
Inflation-Adjusted Bond Fund Institutional Class	1,720,776	20,339,573
NT Diversified Bond Fund Institutional Class	30,132,883	328,749,756
Short Duration Inflation Protection Bond Fund Institutional Class	7,224,963	74,489,364
		471,803,087
Money Market Funds — 9.8%
Premium Money Market Fund Investor Class	123,228,671	123,228,671
International Fixed Income Funds — 6.7%
International Bond Fund Institutional Class	6,290,608	85,111,929
International Equity Funds — 5.2%
NT Emerging Markets Fund Institutional Class	112,161	1,223,681
NT International Growth Fund Institutional Class	5,590,843	64,071,066
		65,294,747
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,021,107,519)		1,262,227,523
OTHER ASSETS AND LIABILITIES†		439,283
TOTAL NET ASSETS — 100.0%		$1,262,666,806

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,043,873,204
Gross tax appreciation of investments	$222,420,196
Gross tax depreciation of investments	(4,065,877)
Net tax appreciation (depreciation) of investments	$218,354,319

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$37,890,953	$47,149	$576,100	$70,356	$—	$38,837,534
NT Equity Growth Fund	126,044,031	2,898,326	5,201,990	375,220	508,706	127,915,596
NT Growth Fund	83,436,708	717,168	3,070,112	726,442	—	84,071,520
NT Heritage Fund	33,170,019	86,120	1,521,928	134,210	—	33,156,301
NT Large Company Value Fund	138,445,986	5,958,771	7,379,287	1,175,059	487,354	140,794,485
NT Mid Cap Value Fund	52,347,142	286,155	1,918,331	461,078	183,290	52,326,488
NT Small Company Fund	25,081,867	328,635	429,429	18,748	38,577	26,107,540
Real Estate Fund	13,106,890	67,423	303,999	38,603	67,423	13,579,625
High-Yield Fund	47,971,835	1,019,371	467,330	(12,047)	693,087	48,224,394
Inflation-Adjusted Bond Fund	21,286,754	—	591,313	64,334	—	20,339,573
NT Diversified Bond Fund	340,511,788	3,857,085	18,757,770	(346,847)	1,741,451	328,749,756
Short Duration Inflation Protection Bond Fund	75,595,100	—	384,438	(830)	—	74,489,364
Premium Money Market Fund	125,381,873	392,645	2,545,847	—	3,206	123,228,671
International Bond Fund	88,064,271	2,374,874	459,989	(9,410)	893,352	85,111,929
NT Emerging Markets Fund	1,715,137	—	240,261	255,752	—	1,223,681
NT International Growth Fund	63,301,099	2,183,494	732,227	9,438	—	64,071,066
	$1,273,351,453	$20,217,216	$44,580,351	$2,960,106	$4,616,446	$1,262,227,523

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2020 Portfolio
October 31, 2014

One Choice 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.0%
NT Core Equity Plus Fund Institutional Class	2,598,417	41,782,550
NT Equity Growth Fund Institutional Class	10,202,763	136,104,855
NT Growth Fund Institutional Class	6,559,108	110,324,198
NT Heritage Fund Institutional Class	3,736,060	49,951,124
NT Large Company Value Fund Institutional Class	12,298,307	159,755,008
NT Mid Cap Value Fund Institutional Class	4,984,543	67,640,253
NT Small Company Fund Institutional Class	2,622,919	28,537,360
Real Estate Fund Institutional Class	644,358	18,525,296
		612,620,644
Domestic Fixed Income Funds — 36.0%
High-Yield Fund Institutional Class	8,369,566	51,054,350
Inflation-Adjusted Bond Fund Institutional Class	3,399,038	40,176,633
NT Diversified Bond Fund Institutional Class	32,039,964	349,556,008
Short Duration Inflation Protection Bond Fund Institutional Class	5,834,154	60,150,124
		500,937,115
Money Market Funds — 7.3%
Premium Money Market Fund Investor Class	101,507,692	101,507,692
International Equity Funds — 6.9%
NT Emerging Markets Fund Institutional Class	1,340,540	14,625,288
NT International Growth Fund Institutional Class	7,128,680	81,694,672
		96,319,960
International Fixed Income Funds — 5.8%
International Bond Fund Institutional Class	5,966,909	80,732,282
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,186,246,929)		1,392,117,693
OTHER ASSETS AND LIABILITIES†		210,103
TOTAL NET ASSETS — 100.0%		$1,392,327,796

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,191,844,439
Gross tax appreciation of investments	$204,126,474
Gross tax depreciation of investments	(3,853,220)
Net tax appreciation (depreciation) of investments	$200,273,254

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$40,177,487	$553,757	$576,912	$24,331	$—	$41,782,550
NT Equity Growth Fund	128,117,838	5,289,366	1,993,915	21,243	529,993	136,104,855
NT Growth Fund	105,009,877	3,219,946	2,611,874	70,564	—	110,324,198
NT Heritage Fund	48,498,511	896,059	1,683,425	71,187	—	49,951,124
NT Large Company Value Fund	149,517,346	9,360,224	4,431,316	131,668	536,379	159,755,008
NT Mid Cap Value Fund	65,528,416	1,079,402	1,479,843	123,833	233,146	67,640,253
NT Small Company Fund	26,466,705	842,692	—	—	41,187	28,537,360
Real Estate Fund	17,329,947	767,510	581,199	29,874	89,333	18,525,296
High-Yield Fund	49,149,604	2,373,390	139,428	(1,779)	722,024	51,054,350
Inflation-Adjusted Bond Fund	40,427,949	514,470	200,802	(2,195)	—	40,176,633
NT Diversified Bond Fund	345,201,698	11,303,505	10,109,410	(256,536)	1,810,725	349,556,008
Short Duration Inflation Protection Bond Fund	58,114,015	2,612,692	—	—	—	60,150,124
Premium Money Market Fund	98,236,472	3,271,220	—	—	2,584	101,507,692
NT Emerging Markets Fund	15,298,669	304,235	749,607	121,323	—	14,625,288
NT International Growth Fund	78,592,061	5,680,324	1,753,894	(28,746)	—	81,694,672
International Bond Fund	79,380,924	5,925,240	15,380	(806)	844,076	80,732,282
	$1,345,047,519	$53,994,032	$26,327,005	$303,961	$4,809,447	$1,392,117,693

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2025 Portfolio
October 31, 2014

One Choice 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 46.9%
NT Core Equity Plus Fund Institutional Class	4,178,947	67,197,467
NT Equity Growth Fund Institutional Class	15,565,327	207,641,468
NT Growth Fund Institutional Class	11,924,082	200,563,053
NT Heritage Fund Institutional Class	7,583,464	101,390,913
NT Large Company Value Fund Institutional Class	19,665,534	255,455,282
NT Mid Cap Value Fund Institutional Class	9,056,289	122,893,840
NT Small Company Fund Institutional Class	4,843,726	52,699,742
Real Estate Fund Institutional Class	1,224,891	35,215,604
		1,043,057,369
Domestic Fixed Income Funds — 34.3%
High-Yield Fund Institutional Class	12,452,738	75,961,699
Inflation-Adjusted Bond Fund Institutional Class	7,513,968	88,815,103
NT Diversified Bond Fund Institutional Class	49,099,609	535,676,739
Short Duration Inflation Protection Bond Fund Institutional Class	5,993,064	61,788,490
		762,242,031
International Equity Funds — 9.2%
NT Emerging Markets Fund Institutional Class	4,606,863	50,260,880
NT International Growth Fund Institutional Class	13,359,038	153,094,571
		203,355,451
Money Market Funds — 4.9%
Premium Money Market Fund Investor Class	108,583,623	108,583,623
International Fixed Income Funds — 4.7%
International Bond Fund Institutional Class	7,769,891	105,126,627
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,796,138,126)		2,222,365,101
OTHER ASSETS AND LIABILITIES†		163,710
TOTAL NET ASSETS — 100.0%		$2,222,528,811

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,829,015,380
Gross tax appreciation of investments	$398,533,934
Gross tax depreciation of investments	(5,184,213)
Net tax appreciation (depreciation) of investments	$393,349,721

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$64,788,224	$453,453	$663,177	$19,704	$—	$67,197,467
NT Equity Growth Fund	198,686,047	4,569,540	2,735,615	66,858	813,621	207,641,468
NT Growth Fund	193,046,477	3,767,732	4,692,282	296,566	—	200,563,053
NT Heritage Fund	96,791,367	1,561,162	1,552,108	(16,671)	—	101,390,913
NT Large Company Value Fund	243,996,009	10,004,410	6,888,255	404,612	867,869	255,455,282
NT Mid Cap Value Fund	118,876,688	947,722	1,565,877	85,666	426,948	122,893,840
NT Small Company Fund	50,761,373	570,265	899,588	27,750	78,351	52,699,742
Real Estate Fund	33,383,373	630,237	673,576	71,383	170,458	35,215,604
High-Yield Fund	74,501,593	2,638,403	717,067	(15,698)	1,082,000	75,961,699
Inflation-Adjusted Bond Fund	89,337,982	1,088,681	372,714	(18,210)	—	88,815,103
NT Diversified Bond Fund	530,428,369	15,464,999	15,049,551	(412,585)	2,765,958	535,676,739
Short Duration Inflation Protection Bond Fund	60,015,491	2,358,897	—	—	—	61,788,490
NT Emerging Markets Fund	48,717,391	2,806,221	797,680	73,357	—	50,260,880
NT International Growth Fund	147,439,152	9,135,358	1,933,363	(44,558)	—	153,094,571
Premium Money Market Fund	108,837,240	2,797	256,414	—	2,798	108,583,623
International Bond Fund	102,694,541	8,602,311	293,451	(6,544)	1,065,517	105,126,627
	$2,162,301,317	$64,602,188	$39,090,718	$531,630	$7,273,520	$2,222,365,101

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2030 Portfolio
October 31, 2014

One Choice 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 50.9%
NT Core Equity Plus Fund Institutional Class	2,774,246	44,609,869
NT Equity Growth Fund Institutional Class	9,547,692	127,366,208
NT Growth Fund Institutional Class	8,758,748	147,322,143
NT Heritage Fund Institutional Class	5,175,644	69,198,358
NT Large Company Value Fund Institutional Class	12,621,713	163,956,053
NT Mid Cap Value Fund Institutional Class	5,344,103	72,519,472
NT Small Company Fund Institutional Class	4,286,138	46,633,183
Real Estate Fund Institutional Class	888,481	25,543,816
		697,149,102
Domestic Fixed Income Funds — 30.7%
High-Yield Fund Institutional Class	6,914,751	42,179,981
Inflation-Adjusted Bond Fund Institutional Class	5,578,761	65,940,958
NT Diversified Bond Fund Institutional Class	26,990,624	294,467,710
Short Duration Inflation Protection Bond Fund Institutional Class	1,800,150	18,559,548
		421,148,197
International Equity Funds — 11.2%
NT Emerging Markets Fund Institutional Class	3,462,762	37,778,735
NT International Growth Fund Institutional Class	10,027,123	114,910,829
		152,689,564
Money Market Funds — 4.9%
Premium Money Market Fund Investor Class	67,003,250	67,003,250
International Fixed Income Funds — 2.3%
International Bond Fund Institutional Class	2,337,407	31,625,120
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,149,409,707)		1,369,615,233
OTHER ASSETS AND LIABILITIES†		105,730
TOTAL NET ASSETS — 100.0%		$1,369,720,963

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,155,599,533
Gross tax appreciation of investments	$216,793,057
Gross tax depreciation of investments	(2,777,357)
Net tax appreciation (depreciation) of investments	$214,015,700

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$42,740,078	$725,193	$607,750	$1,811	$—	$44,609,869
NT Equity Growth Fund	121,713,108	3,594,123	2,337,658	14,893	498,971	127,366,208
NT Growth Fund	141,632,611	3,538,324	4,150,131	135,681	—	147,322,143
NT Heritage Fund	65,961,559	1,249,909	1,203,336	(71,893)	—	69,198,358
NT Large Company Value Fund	156,423,602	6,866,325	4,738,018	199,020	555,467	163,956,053
NT Mid Cap Value Fund	69,560,002	1,339,816	1,154,856	10,806	249,931	72,519,472
NT Small Company Fund	44,093,587	1,280,168	803,315	(11,910)	67,736	46,633,183
Real Estate Fund	23,797,679	1,045,809	684,957	53,707	121,606	25,543,816
High-Yield Fund	41,126,774	1,776,035	468,545	(6,973)	596,579	42,179,981
Inflation-Adjusted Bond Fund	66,134,501	1,684,617	1,084,488	(116,388)	—	65,940,958
NT Diversified Bond Fund	293,062,384	10,388,836	11,768,375	(310,092)	1,527,406	294,467,710
Short Duration Inflation Protection Bond Fund	17,700,128	1,050,677	17,818	(119)	—	18,559,548
NT Emerging Markets Fund	36,675,822	2,255,626	798,614	46,106	—	37,778,735
NT International Growth Fund	110,306,314	8,147,101	2,412,049	(71,496)	—	114,910,829
Premium Money Market Fund	67,117,954	597,113	711,817	—	1,721	67,003,250
International Bond Fund	29,946,471	3,575,557	191,076	(4,800)	304,201	31,625,120
	$1,327,992,574	$49,115,229	$33,132,803	$(131,647)	$3,923,618	$1,369,615,233

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2035 Portfolio
October 31, 2014

One Choice 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.0%
NT Core Equity Plus Fund Institutional Class	3,517,928	56,568,283
NT Equity Growth Fund Institutional Class	12,186,977	162,574,279
NT Growth Fund Institutional Class	13,098,092	220,309,913
NT Heritage Fund Institutional Class	6,970,274	93,192,566
NT Large Company Value Fund Institutional Class	17,003,589	220,876,620
NT Mid Cap Value Fund Institutional Class	6,869,307	93,216,493
NT Small Company Fund Institutional Class	6,947,024	75,583,618
Real Estate Fund Institutional Class	1,264,144	36,344,136
		958,665,908
Domestic Fixed Income Funds — 27.3%
High-Yield Fund Institutional Class	7,732,043	47,165,461
Inflation-Adjusted Bond Fund Institutional Class	7,819,514	92,426,650
NT Diversified Bond Fund Institutional Class	30,594,031	333,780,875
Short Duration Inflation Protection Bond Fund Institutional Class	208,106	2,145,577
		475,518,563
International Equity Funds — 12.9%
NT Emerging Markets Fund Institutional Class	5,274,034	57,539,712
NT International Growth Fund Institutional Class	14,547,806	166,717,859
		224,257,571
Money Market Funds — 4.8%
Premium Money Market Fund Investor Class	82,838,812	82,838,812
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,387,534,310)		1,741,280,854
OTHER ASSETS AND LIABILITIES†		75,614
TOTAL NET ASSETS — 100.0%		$1,741,356,468

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,409,761,181
Gross tax appreciation of investments	$333,533,191
Gross tax depreciation of investments	(2,013,518)
Net tax appreciation (depreciation) of investments	$331,519,673

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$54,745,212	$262,601	$660,873	$1,411	$—	$56,568,283
NT Equity Growth Fund	157,669,676	2,367,092	2,962,048	126,293	641,329	162,574,279
NT Growth Fund	212,029,145	4,086,508	5,192,538	188,699	—	220,309,913
NT Heritage Fund	90,400,282	208,977	1,659,739	(22,381)	—	93,192,566
NT Large Company Value Fund	211,996,402	6,787,746	5,118,968	253,553	753,361	220,876,620
NT Mid Cap Value Fund	90,912,502	324,463	1,486,603	120,280	324,463	93,216,493
NT Small Company Fund	70,704,075	3,330,443	1,779,333	16,867	108,772	75,583,618
Real Estate Fund	34,358,220	1,272,719	1,247,423	97,330	175,795	36,344,136
High-Yield Fund	46,363,256	1,684,994	606,642	(15,643)	669,104	47,165,461
Inflation-Adjusted Bond Fund	92,478,146	3,215,807	2,219,874	(230,587)	—	92,426,650
NT Diversified Bond Fund	329,838,678	13,966,835	13,092,127	(302,851)	1,725,934	333,780,875
Short Duration Inflation Protection Bond Fund	1,250,774	911,737	—	—	—	2,145,577
NT Emerging Markets Fund	56,940,822	2,154,493	1,007,259	84,936	—	57,539,712
NT International Growth Fund	159,954,360	11,438,503	3,042,870	(94,189)	—	166,717,859
Premium Money Market Fund	81,257,635	2,864,323	1,283,146	—	2,114	82,838,812
	$1,690,899,185	$54,877,241	$41,359,443	$223,718	$4,400,872	$1,741,280,854

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2040 Portfolio
October 31, 2014

One Choice 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 60.2%
NT Core Equity Plus Fund Institutional Class	2,211,460	35,560,279
NT Equity Growth Fund Institutional Class	7,730,325	103,122,534
NT Growth Fund Institutional Class	8,376,324	140,889,766
NT Heritage Fund Institutional Class	4,875,920	65,191,048
NT Large Company Value Fund Institutional Class	10,818,888	140,537,357
NT Mid Cap Value Fund Institutional Class	4,771,976	64,755,710
NT Small Company Fund Institutional Class	3,992,101	43,434,064
Real Estate Fund Institutional Class	851,368	24,476,822
		617,967,580
Domestic Fixed Income Funds — 23.4%
High-Yield Fund Institutional Class	3,922,724	23,928,615
Inflation-Adjusted Bond Fund Institutional Class	4,043,367	47,792,600
NT Diversified Bond Fund Institutional Class	15,416,166	168,190,368
		239,911,583
International Equity Funds — 14.1%
NT Emerging Markets Fund Institutional Class	3,972,842	43,343,709
NT International Growth Fund Institutional Class	8,790,394	100,737,911
		144,081,620
Money Market Funds — 2.3%
Premium Money Market Fund Investor Class	23,579,887	23,579,887
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $856,251,077)		1,025,540,670
OTHER ASSETS AND LIABILITIES†		336,775
TOTAL NET ASSETS — 100.0%		$1,025,877,445

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$859,566,544
Gross tax appreciation of investments	$167,818,262
Gross tax depreciation of investments	(1,844,136)
Net tax appreciation (depreciation) of investments	$165,974,126

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$33,643,317	$530,310	$6,539	$(42)	$—	$35,560,279
NT Equity Growth Fund	97,204,560	3,075,971	718,226	(1,237)	401,895	103,122,534
NT Growth Fund	130,636,594	5,758,461	1,589,605	(2,535)	—	140,889,766
NT Heritage Fund	61,209,041	1,359,418	357,448	(22,047)	—	65,191,048
NT Large Company Value Fund	130,440,902	6,769,170	1,441,453	(747)	472,316	140,537,357
NT Mid Cap Value Fund	61,554,660	1,006,164	281,384	(954)	223,198	64,755,710
NT Small Company Fund	39,601,289	2,129,741	178,564	(8,602)	61,611	43,434,064
Real Estate Fund	22,064,852	1,238,275	184,405	4,864	114,550	24,476,822
High-Yield Fund	22,787,989	1,293,215	—	—	336,046	23,928,615
Inflation-Adjusted Bond Fund	45,977,800	2,814,861	376,698	(40,727)	—	47,792,600
NT Diversified Bond Fund	161,778,774	11,387,449	6,513,879	(156,887)	862,016	168,190,368
NT Emerging Markets Fund	40,912,527	3,033,415	204,793	11,527	—	43,343,709
NT International Growth Fund	94,874,313	7,498,330	568,913	(22,432)	—	100,737,911
Premium Money Market Fund	21,824,390	1,755,497	—	—	591	23,579,887
	$964,511,008	$49,650,277	$12,421,907	$(239,819)	$2,472,223	$1,025,540,670

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2045 Portfolio
October 31, 2014

One Choice 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 64.8%
NT Core Equity Plus Fund Institutional Class	3,356,933	53,979,489
NT Equity Growth Fund Institutional Class	9,625,697	128,406,804
NT Growth Fund Institutional Class	10,779,338	181,308,467
NT Heritage Fund Institutional Class	6,814,062	91,104,011
NT Large Company Value Fund Institutional Class	13,993,645	181,777,451
NT Mid Cap Value Fund Institutional Class	6,686,890	90,741,097
NT Small Company Fund Institutional Class	4,628,771	50,361,034
Real Estate Fund Institutional Class	1,101,827	31,677,514
		809,355,867
Domestic Fixed Income Funds — 19.6%
High-Yield Fund Institutional Class	4,012,661	24,477,233
Inflation-Adjusted Bond Fund Institutional Class	4,164,498	49,224,369
NT Diversified Bond Fund Institutional Class	15,661,227	170,863,990
		244,565,592
International Equity Funds — 15.6%
NT Emerging Markets Fund Institutional Class	6,011,871	65,589,509
NT International Growth Fund Institutional Class	11,234,549	128,747,934
		194,337,443
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $990,830,920)		1,248,258,902
OTHER ASSETS AND LIABILITIES†		(30,507)
TOTAL NET ASSETS — 100.0%		$1,248,228,395

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,007,036,576
Gross tax appreciation of investments	$242,630,263
Gross tax depreciation of investments	(1,407,937)
Net tax appreciation (depreciation) of investments	$241,222,326

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$52,748,164	$100,049	$938,684	$69,831	$—	$53,979,489
NT Equity Growth Fund	123,952,889	2,391,102	2,366,523	18,779	503,962	128,406,804
NT Growth Fund	174,316,985	4,157,412	4,992,294	26,473	—	181,308,467
NT Heritage Fund	87,164,243	1,344,366	1,656,444	(88,621)	—	91,104,011
NT Large Company Value Fund	174,412,519	6,366,267	5,099,641	51,442	620,045	181,777,451
NT Mid Cap Value Fund	87,664,011	1,103,177	1,496,463	13,205	313,400	90,741,097
NT Small Company Fund	47,776,691	1,775,584	1,404,766	(3,570)	73,354	50,361,034
Real Estate Fund	30,575,161	1,412,695	1,987,074	165,642	156,967	31,677,514
High-Yield Fund	24,118,993	860,219	355,170	(12,414)	348,589	24,477,233
Inflation-Adjusted Bond Fund	48,498,016	2,507,471	1,218,168	(125,639)	—	49,224,369
NT Diversified Bond Fund	170,288,678	8,423,931	9,442,704	(176,932)	887,341	170,863,990
NT Emerging Markets Fund	63,250,343	4,324,064	1,344,857	45,888	—	65,589,509
NT International Growth Fund	123,813,510	8,130,106	1,838,561	(64,204)	—	128,747,934
	$1,208,580,203	$42,896,443	$34,141,349	$(80,120)	$2,903,658	$1,248,258,902

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2050 Portfolio
October 31, 2014

One Choice 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 66.6%
NT Core Equity Plus Fund Institutional Class	1,596,249	25,667,681
NT Equity Growth Fund Institutional Class	4,392,245	58,592,548
NT Growth Fund Institutional Class	5,063,887	85,174,575
NT Heritage Fund Institutional Class	3,119,601	41,709,065
NT Large Company Value Fund Institutional Class	6,661,670	86,535,093
NT Mid Cap Value Fund Institutional Class	3,052,033	41,416,090
NT Small Company Fund Institutional Class	2,435,531	26,498,578
Real Estate Fund Institutional Class	574,305	16,511,272
		382,104,902
Domestic Fixed Income Funds — 17.3%
High-Yield Fund Institutional Class	1,598,593	9,751,417
Inflation-Adjusted Bond Fund Institutional Class	1,665,097	19,681,446
NT Diversified Bond Fund Institutional Class	6,409,575	69,928,458
		99,361,321
International Equity Funds — 16.1%
NT Emerging Markets Fund Institutional Class	3,192,635	34,831,645
NT International Growth Fund Institutional Class	5,018,908	57,516,686
		92,348,331
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $482,688,164)		573,814,554
OTHER ASSETS AND LIABILITIES†		70,576
TOTAL NET ASSETS — 100.0%		$573,885,130

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$484,552,238
Gross tax appreciation of investments	$90,152,650
Gross tax depreciation of investments	(890,334)
Net tax appreciation (depreciation) of investments	$89,262,316

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$23,798,903	$1,139,755	$274,906	$(1,240)	$—	$25,667,681
NT Equity Growth Fund	54,182,084	3,149,555	747,826	(5,544)	225,917	58,592,548
NT Growth Fund	78,113,200	4,625,664	1,207,975	(7,610)	—	85,174,575
NT Heritage Fund	38,453,694	1,800,125	456,739	(29,704)	—	41,709,065
NT Large Company Value Fund	79,436,310	5,268,152	1,082,756	(15,605)	288,277	86,535,093
NT Mid Cap Value Fund	38,676,937	1,680,828	507,680	(3,496)	140,865	41,416,090
NT Small Company Fund	24,383,176	1,190,009	232,216	(8,070)	37,978	26,498,578
Real Estate Fund	14,865,267	1,081,453	346,173	3,553	77,561	16,511,272
High-Yield Fund	9,279,822	587,231	51,858	(1,702)	137,446	9,751,417
Inflation-Adjusted Bond Fund	18,644,842	1,458,919	167,618	(17,540)	—	19,681,446
NT Diversified Bond Fund	66,515,538	5,036,463	2,245,484	(50,587)	356,732	69,928,458
NT Emerging Markets Fund	32,593,074	3,122,359	561,240	15,785	—	34,831,645
NT International Growth Fund	52,976,278	6,052,928	937,867	(33,973)	—	57,516,686
	$531,919,125	$36,193,441	$8,820,338	$(155,733)	$1,264,776	$573,814,554

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2055 Portfolio
October 31, 2014

One Choice 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 69.3%
NT Core Equity Plus Fund Institutional Class	387,842	6,236,505
NT Equity Growth Fund Institutional Class	1,117,056	14,901,526
NT Growth Fund Institutional Class	1,271,646	21,389,083
NT Heritage Fund Institutional Class	782,853	10,466,742
NT Large Company Value Fund Institutional Class	1,667,965	21,666,861
NT Mid Cap Value Fund Institutional Class	765,529	10,388,232
NT Small Company Fund Institutional Class	648,065	7,050,951
Real Estate Fund Institutional Class	147,719	4,246,923
		96,346,823
International Equity Funds — 16.0%
NT Emerging Markets Fund Institutional Class	831,358	9,070,120
NT International Growth Fund Institutional Class	1,156,009	13,247,859
		22,317,979
Domestic Fixed Income Funds — 14.7%
High-Yield Fund Institutional Class	331,382	2,021,432
Inflation-Adjusted Bond Fund Institutional Class	343,251	4,057,230
NT Diversified Bond Fund Institutional Class	1,316,944	14,367,862
		20,446,524
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $125,626,779)		139,111,326
OTHER ASSETS AND LIABILITIES†		3,556
TOTAL NET ASSETS — 100.0%		$139,114,882

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$126,083,490
Gross tax appreciation of investments	$13,158,651
Gross tax depreciation of investments	(130,815)
Net tax appreciation (depreciation) of investments	$13,027,836

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$5,506,746	$680,541	$188,450	$(2,018)	$—	$6,236,505
NT Equity Growth Fund	13,144,513	1,728,178	471,374	(4,297)	55,450	14,901,526
NT Growth Fund	18,642,499	2,497,888	653,232	(5,558)	—	21,389,083
NT Heritage Fund	9,191,468	1,121,621	323,325	(17,564)	—	10,466,742
NT Large Company Value Fund	18,944,338	2,724,287	716,908	(9,198)	69,675	21,666,861
NT Mid Cap Value Fund	9,212,874	1,109,037	317,175	(1,465)	34,076	10,388,232
NT Small Company Fund	6,080,855	913,833	247,118	(7,271)	9,630	7,050,951
Real Estate Fund	3,680,880	600,182	273,545	(1,014)	19,727	4,246,923
NT Emerging Markets Fund	7,955,213	1,528,602	329,755	1,527	—	9,070,120
NT International Growth Fund	11,659,646	2,148,760	444,281	(13,777)	—	13,247,859
High-Yield Fund	1,856,771	231,381	54,416	(892)	28,143	2,021,432
Inflation-Adjusted Bond Fund	3,738,921	539,828	185,251	(17,538)	—	4,057,230
NT Diversified Bond Fund	13,103,228	2,010,284	873,881	(12,164)	71,190	14,367,862
	$122,717,952	$17,834,422	$5,078,711	$(91,229)	$287,891	$139,111,326

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM In Retirement Portfolio
October 31, 2014

One Choice In Retirement Portfolio - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 99.9%
Domestic Equity Funds — 40.8%
NT Core Equity Plus Fund Institutional Class	1,250,921	20,114,811
NT Equity Growth Fund Institutional Class	5,007,854	66,804,770
NT Growth Fund Institutional Class	2,591,068	43,581,768
NT Heritage Fund Institutional Class	1,254,396	16,771,271
NT Large Company Value Fund Institutional Class	5,658,649	73,505,848
NT Mid Cap Value Fund Institutional Class	1,968,474	26,712,195
NT Small Company Fund Institutional Class	1,254,215	13,645,862
Real Estate Fund Institutional Class	240,178	6,905,131
		268,041,656
Domestic Fixed Income Funds — 37.4%
High-Yield Fund Institutional Class	4,073,889	24,850,723
Inflation-Adjusted Bond Fund Institutional Class	821,844	9,714,198
NT Diversified Bond Fund Institutional Class	15,783,137	172,194,023
Short Duration Inflation Protection Bond Fund Institutional Class	3,816,689	39,350,059
		246,109,003
Money Market Funds — 9.8%
Premium Money Market Fund Investor Class	64,666,121	64,666,121
International Fixed Income Funds — 6.8%
International Bond Fund Institutional Class	3,320,764	44,929,943
International Equity Funds — 5.1%
NT International Growth Fund Institutional Class	2,907,619	33,321,313
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $546,596,788)		657,068,036
OTHER ASSETS AND LIABILITIES — 0.1%		652,145
TOTAL NET ASSETS — 100.0%		$657,720,181

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$559,458,448
Gross tax appreciation of investments	$99,622,387
Gross tax depreciation of investments	(2,012,799)
Net tax appreciation (depreciation) of investments	$97,609,588

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$18,748,506	$751,217	$175,534	$(710)	$—	$20,114,811
NT Equity Growth Fund	61,996,124	4,629,641	2,133,804	1,204	255,219	66,804,770
NT Growth Fund	40,407,511	2,747,949	1,456,219	(7,751)	—	43,581,768
NT Heritage Fund	15,558,098	692,827	239,208	(4,251)	—	16,771,271
NT Large Company Value Fund	68,182,408	5,985,232	3,157,930	422	245,211	73,505,848
NT Mid Cap Value Fund	24,995,101	963,623	266,854	(2,047)	90,723	26,712,195
NT Small Company Fund	12,384,609	752,152	86,780	(3,731)	19,267	13,645,862
Real Estate Fund	6,333,427	412,737	225,272	2,900	32,610	6,905,131
High-Yield Fund	24,038,749	1,081,098	112,854	(1,617)	351,190	24,850,723
Inflation-Adjusted Bond Fund	9,514,071	405,092	70,146	516	—	9,714,198
NT Diversified Bond Fund	168,937,152	6,691,447	4,948,979	(91,962)	887,839	172,194,023
Short Duration Inflation Protection Bond Fund	38,843,486	1,103,238	221,039	(1,584)	—	39,350,059
Premium Money Market Fund	63,596,470	1,286,868	217,217	—	1,654	64,666,121
International Bond Fund	44,288,846	3,451,105	291,659	(9,062)	461,573	44,929,943
NT International Growth Fund	31,157,092	2,952,677	455,643	(19,530)	—	33,321,313
	$628,981,650	$33,906,903	$14,059,138	$(137,203)	$2,345,286	$657,068,036

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Aggressive
October 31, 2014

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 62.7%
Core Equity Plus Fund Investor Class	3,082,397	48,177,864
Equity Growth Fund Investor Class	3,144,562	105,405,731
Growth Fund Investor Class	4,889,344	173,033,879
Heritage Fund Investor Class	5,553,201	149,325,575
Large Company Value Fund Investor Class	8,973,885	79,418,879
Mid Cap Value Fund Investor Class	2,889,520	50,711,081
Real Estate Fund Investor Class	765,886	21,965,625
Small Company Fund Investor Class	1,912,035	24,760,850
		652,799,484
International Equity Funds — 18.7%
Emerging Markets Fund Investor Class	7,305,244	66,185,514
International Growth Fund Investor Class	9,695,377	128,560,704
		194,746,218
Domestic Fixed Income Funds — 18.2%
Diversified Bond Fund Investor Class	8,234,880	89,348,443
High-Yield Fund Investor Class	9,875,817	60,242,485
Inflation-Adjusted Bond Fund Investor Class	3,379,551	39,946,288
		189,537,216
Money Market Funds — 0.4%
Prime Money Market Fund Investor Class	3,663,805	3,663,805
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $768,834,065)		1,040,746,723
OTHER ASSETS AND LIABILITIES†		(163)
TOTAL NET ASSETS — 100.0%		$1,040,746,560

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$799,368,189
Gross tax appreciation of investments	$241,918,854
Gross tax depreciation of investments	(540,320)
Net tax appreciation (depreciation) of investments	$241,378,534

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
Core Equity Plus Fund	$47,297,592	$—	$919,097	$76,861	$—	$48,177,864
Equity Growth Fund	104,297,632	364,033	2,798,144	183,627	364,033	105,405,731
Growth Fund	165,392,952	301,315	—	—	—	173,033,879
Heritage Fund	142,204,401	512,653	—	—	—	149,325,575
Large Company Value Fund	78,554,335	239,015	1,949,598	162,179	239,015	79,418,879
Mid Cap Value Fund	49,857,115	150,475	1,107,221	77,988	150,475	50,711,081
Real Estate Fund	22,248,520	102,712	1,428,869	147,608	102,712	21,965,625
Small Company Fund	24,963,171	18,886	1,145,598	166,107	18,886	24,760,850
Emerging Markets Fund	68,801,045	52,516	1,829,738	119,489	—	66,185,514
International Growth Fund	124,214,250	5,757,810	—	—	—	128,560,704
Diversified Bond Fund	96,025,988	1,235,229	8,767,099	(316,010)	581,410	89,348,443
High-Yield Fund	58,650,614	1,981,252	—	—	824,723	60,242,485
Inflation-Adjusted Bond Fund	40,890,681	—	376,531	(42,696)	—	39,946,288
Prime Money Market Fund	4,776,985	101	1,113,281	—	101	3,663,805
	$1,028,175,281	$10,715,997	$21,435,176	$575,153	$2,281,355	$1,040,746,723

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Conservative
October 31, 2014

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.8%
Core Equity Plus Fund Investor Class	1,241,265	19,400,965
Equity Growth Fund Investor Class	2,045,538	68,566,442
Growth Fund Investor Class	1,874,197	66,327,836
Heritage Fund Investor Class	1,829,251	49,188,565
Large Company Value Fund Investor Class	11,185,737	98,993,774
Mid Cap Value Fund Investor Class	3,766,487	66,101,849
Real Estate Fund Investor Class	705,562	20,235,521
Small Company Fund Investor Class	1,309,937	16,963,684
		405,778,636
Domestic Fixed Income Funds — 37.5%
Diversified Bond Fund Investor Class	25,687,500	278,709,380
Inflation-Adjusted Bond Fund Investor Class	7,243,170	85,614,264
		364,323,644
International Fixed Income Funds — 7.7%
International Bond Fund Investor Class	5,560,517	75,233,794
Money Market Funds — 6.9%
Prime Money Market Fund Investor Class	66,719,505	66,719,505
International Equity Funds — 6.1%
International Growth Fund Investor Class	4,458,651	59,121,708
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $813,616,926)		971,177,287
OTHER ASSETS AND LIABILITIES†		(189,609)
TOTAL NET ASSETS — 100.0%		$970,987,678

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$833,765,057
Gross tax appreciation of investments	$141,262,297
Gross tax depreciation of investments	(3,850,067)
Net tax appreciation (depreciation) of investments	$137,412,230

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
Core Equity Plus Fund	$18,144,640	$517,639	$—	$—	$—	$19,400,965
Equity Growth Fund	63,717,139	2,464,541	—	—	228,698	68,566,442
Growth Fund	61,042,304	2,482,371	—	—	—	66,327,836
Heritage Fund	45,074,146	1,944,145	—	—	—	49,188,565
Large Company Value Fund	91,624,838	3,969,209	—	—	286,774	98,993,774
Mid Cap Value Fund	61,779,238	1,895,816	—	—	188,625	66,101,849
Real Estate Fund	18,960,665	173,934	—	—	89,420	20,235,521
Small Company Fund	18,268,387	14,130	1,830,311	266,556	14,130	16,963,684
Diversified Bond Fund	271,136,927	7,203,546	1,186,052	(44,205)	1,728,595	278,709,380
Inflation-Adjusted Bond Fund	83,247,371	3,635,794	—	—	—	85,614,264
International Bond Fund	73,829,863	5,595,988	—	—	673,727	75,233,794
Prime Money Market Fund	66,717,786	1,719	—	—	1,717	66,719,505
International Growth Fund	54,408,587	5,299,053	—	—	—	59,121,708
	$927,951,891	$35,197,885	$3,016,363	$222,351	$3,211,686	$971,177,287

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Moderate
October 31, 2014

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 52.4%
Core Equity Plus Fund Investor Class	3,789,541	59,230,525
Equity Growth Fund Investor Class	5,354,754	179,491,351
Growth Fund Investor Class	4,253,091	150,516,905
Heritage Fund Investor Class	4,462,441	119,995,052
Large Company Value Fund Investor Class	14,404,084	127,476,143
Mid Cap Value Fund Investor Class	4,672,954	82,010,349
Real Estate Fund Investor Class	1,091,834	31,313,800
Small Company Fund Investor Class	2,431,538	31,488,421
		781,522,546
Domestic Fixed Income Funds — 26.7%
Diversified Bond Fund Investor Class	23,075,780	250,372,208
High-Yield Fund Investor Class	9,684,544	59,075,717
Inflation-Adjusted Bond Fund Investor Class	7,465,557	88,242,879
		397,690,804
International Equity Funds — 14.0%
Emerging Markets Fund Investor Class	6,544,688	59,294,872
International Growth Fund Investor Class	11,308,694	149,953,284
		209,248,156
Money Market Funds — 4.0%
Prime Money Market Fund Investor Class	59,949,212	59,949,212
International Fixed Income Funds — 2.9%
International Bond Fund Investor Class	3,179,386	43,017,095
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,164,705,908)		1,491,427,813
OTHER ASSETS AND LIABILITIES†		(87)
TOTAL NET ASSETS — 100.0%		$1,491,427,726

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,209,974,533
Gross tax appreciation of investments	$282,825,334
Gross tax depreciation of investments	(1,372,054)
Net tax appreciation (depreciation) of investments	$281,453,280

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
Core Equity Plus Fund	$56,295,319	$670,984	$—	$—	$—	$59,230,525
Equity Growth Fund	170,685,667	2,540,349	—	—	606,115	179,491,351
Growth Fund	142,424,837	1,704,266	—	—	—	150,516,905
Heritage Fund	113,704,991	975,419	—	—	—	119,995,052
Large Company Value Fund	120,611,539	2,531,414	—	—	374,870	127,476,143
Mid Cap Value Fund	78,440,517	541,295	—	—	238,106	82,010,349
Real Estate Fund	29,372,016	238,100	—	—	138,521	31,313,800
Small Company Fund	32,671,509	24,151	2,291,628	318,128	24,151	31,488,421
Diversified Bond Fund	249,445,157	5,379,621	6,063,770	(218,024)	1,568,105	250,372,208
High-Yield Fund	57,339,983	2,107,229	—	—	806,126	59,075,717
Inflation-Adjusted Bond Fund	86,791,505	2,761,326	—	—	—	88,242,879
Emerging Markets Fund	56,986,291	2,904,587	—	—	—	59,294,872
International Growth Fund	142,386,077	9,181,670	—	—	—	149,953,284
Prime Money Market Fund	62,757,810	1,551	2,810,149	—	1,551	59,949,212
International Bond Fund	42,676,358	2,745,827	—	—	387,262	43,017,095
	$1,442,589,576	$34,307,789	$11,165,547	$100,104	$4,144,807	$1,491,427,813

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Very Aggressive
October 31, 2014

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 74.9%
Core Equity Plus Fund Investor Class	841,892	13,158,772
Equity Growth Fund Investor Class	1,068,982	35,832,265
Growth Fund Investor Class	1,552,520	54,943,692
Heritage Fund Investor Class	1,783,179	47,949,684
Large Company Value Fund Investor Class	2,979,246	26,366,326
Mid Cap Value Fund Investor Class	946,369	16,608,769
Real Estate Fund Investor Class	195,842	5,616,756
Small Company Fund Investor Class	538,739	6,976,664
		207,452,928
International Equity Funds — 22.9%
Emerging Markets Fund Investor Class	2,252,207	20,404,994
International Growth Fund Investor Class	3,237,942	42,935,116
		63,340,110
Domestic Fixed Income Funds — 1.9%
Diversified Bond Fund Investor Class	487,376	5,288,032
Money Market Funds — 0.3%
Prime Money Market Fund Investor Class	741,211	741,211
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $180,182,120)		276,822,281
OTHER ASSETS AND LIABILITIES†		(440)
TOTAL NET ASSETS — 100.0%		$276,821,841

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$194,296,607
Gross tax appreciation of investments	$82,525,674
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$82,525,674

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
Core Equity Plus Fund	$12,810,914	$—	$145,662	$15,483	$—	$13,158,772
Equity Growth Fund	34,841,972	129,504	365,441	29,711	122,769	35,832,265
Growth Fund	52,891,878	515,835	805,233	2,889	—	54,943,692
Heritage Fund	45,931,900	705,644	830,323	8,362	—	47,949,684
Large Company Value Fund	25,502,726	205,256	218,712	25,561	78,412	26,366,326
Mid Cap Value Fund	16,216,543	48,630	252,956	17,520	48,630	16,608,769
Real Estate Fund	5,475,859	222,921	365,688	26,152	25,328	5,616,756
Small Company Fund	6,732,986	71,227	114,254	17,837	5,224	6,976,664
Emerging Markets Fund	20,182,212	1,129,170	679,363	(958)	—	20,404,994
International Growth Fund	40,898,971	2,608,591	91,805	(3,553)	—	42,935,116
Diversified Bond Fund	5,260,574	266,366	267,582	1,922	33,549	5,288,032
Prime Money Market Fund	790,132	19	48,940	—	19	741,211
	$267,536,667	$5,903,163	$4,185,959	$140,926	$313,931	$276,822,281

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Very Conservative
October 31, 2014

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 55.1%
Diversified Bond Fund Investor Class	10,757,816	116,722,302
Inflation-Adjusted Bond Fund Investor Class	3,130,275	36,999,853
Short Duration Fund Investor Class	2,523,115	26,089,004
Short Duration Inflation Protection Bond Fund Investor Class	2,903,292	29,758,739
		209,569,898
Domestic Equity Funds — 28.4%
Core Equity Plus Fund Investor Class	253,965	3,969,468
Equity Growth Fund Investor Class	476,776	15,981,545
Growth Fund Investor Class	514,280	18,200,354
Heritage Fund Investor Class	380,310	10,226,542
Large Company Value Fund Investor Class	3,159,705	27,963,388
Mid Cap Value Fund Investor Class	1,126,923	19,777,491
Real Estate Fund Investor Class	275,198	7,892,676
Small Company Fund Investor Class	314,205	4,068,959
		108,080,423
International Fixed Income Funds — 9.6%
International Bond Fund Investor Class	2,706,651	36,620,981
Money Market Funds — 6.9%
Prime Money Market Fund Investor Class	26,045,277	26,045,277
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $338,050,962)		380,316,579
OTHER ASSETS AND LIABILITIES†		(1,348)
TOTAL NET ASSETS — 100.0%		$380,315,231

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$345,818,323
Gross tax appreciation of investments	$37,579,650
Gross tax depreciation of investments	(3,081,394)
Net tax appreciation (depreciation) of investments	$34,498,256

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
Diversified Bond Fund	$110,765,956	$9,142,793	$3,887,283	$(108,607)	$701,889	$116,722,302
Inflation-Adjusted Bond Fund	35,625,413	2,488,804	627,923	(61,654)	—	36,999,853
Short Duration Fund	25,022,560	1,303,526	240,056	(3,724)	124,196	26,089,004
Short Duration Inflation Protection Bond Fund	28,559,396	1,671,617	196,741	(4,181)	—	29,758,739
Core Equity Plus Fund	3,521,896	320,101	29,029	10,114	—	3,969,468
Equity Growth Fund	13,998,043	1,838,367	438,306	52,916	49,586	15,981,545
Growth Fund	15,763,310	2,077,841	496,736	9,502	—	18,200,354
Heritage Fund	8,770,710	1,182,424	262,434	214	—	10,226,542
Large Company Value Fund	24,517,470	3,868,888	1,424,735	109,044	75,261	27,963,388
Mid Cap Value Fund	17,593,261	1,895,262	491,228	17,284	52,921	19,777,491
Real Estate Fund	7,047,738	409,714	—	—	33,301	7,892,676
Small Company Fund	3,461,240	407,062	—	—	2,756	4,068,959
International Bond Fund	35,508,854	3,329,464	213,160	(3,663)	318,148	36,620,981
Prime Money Market Fund	25,009,253	1,283,182	247,158	—	649	26,045,277
	$355,165,100	$31,219,045	$8,554,789	$17,245	$1,358,707	$380,316,579

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2015 Portfolio R6
October 31, 2014

One Choice 2015 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 40.7%
NT Core Equity Plus Fund Institutional Class	59,974	964,385
NT Equity Growth Fund Institutional Class	239,327	3,192,622
NT Growth Fund R6 Class	124,812	2,099,332
NT Heritage Fund R6 Class	61,375	821,816
NT Large Company Value Fund R6 Class	271,932	3,535,118
NT Mid Cap Value Fund R6 Class	95,728	1,299,023
NT Small Company Fund Institutional Class	58,958	641,458
Real Estate Fund R6 Class	11,360	326,481
		12,880,235
Domestic Fixed Income Funds — 37.6%
High-Yield Fund R6 Class	196,440	1,196,320
Inflation-Adjusted Bond Fund Institutional Class	41,346	488,706
NT Diversified Bond Fund R6 Class	765,208	8,348,420
Short Duration Inflation Protection Bond Fund R6 Class	182,221	1,878,696
		11,912,142
Money Market Funds — 9.8%
Premium Money Market Fund Investor Class	3,098,754	3,098,754
International Fixed Income Funds — 6.8%
International Bond Fund R6 Class	159,421	2,155,365
International Equity Funds — 5.1%
NT Emerging Markets Fund R6 Class	1,787	19,492
NT International Growth Fund R6 Class	140,134	1,607,337
		1,626,829
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $30,773,854)		31,673,325
OTHER ASSETS AND LIABILITIES†		6
TOTAL NET ASSETS — 100.0%		$31,673,331

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$30,849,954
Gross tax appreciation of investments	$969,780
Gross tax depreciation of investments	(146,409)
Net tax appreciation (depreciation) of investments	$823,371

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$670,352	$318,146	$63,384	$1,048	$—	$964,385
NT Equity Growth Fund	2,223,367	1,090,775	233,367	1,805	11,660	3,192,622
NT Growth Fund	1,478,022	709,742	178,872	1,604	—	2,099,332
NT Heritage Fund	586,277	283,909	87,734	(341)	—	821,816
NT Large Company Value Fund	2,443,455	1,244,272	280,013	1,896	12,419	3,535,118
NT Mid Cap Value Fund	928,293	415,564	93,730	1,194	4,633	1,299,023
NT Small Company Fund	438,622	226,188	51,068	(163)	866	641,458
Real Estate Fund	232,502	91,940	15,414	228	1,624	326,481
High-Yield Fund	852,650	361,723	9,810	(131)	15,623	1,196,320
Inflation-Adjusted Bond Fund	375,716	138,593	18,221	(237)	—	488,706
NT Diversified Bond Fund	6,034,357	2,576,419	313,352	(818)	40,199	8,348,420
Short Duration Inflation Protection Bond Fund	1,342,696	571,904	18,667	(221)	—	1,878,696
Premium Money Market Fund	2,223,050	942,872	67,168	—	72	3,098,754
International Bond Fund	1,557,755	736,076	16,278	(746)	21,715	2,155,365
NT Emerging Markets Fund	30,011	10,034	19,725	1,288	—	19,492
NT International Growth Fund	1,115,333	588,475	93,255	(4,055)	—	1,607,337
	$22,532,458	$10,306,632	$1,560,058	$2,351	$108,811	$31,673,325

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2020 Portfolio R6
October 31, 2014

One Choice 2020 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.4%
NT Core Equity Plus Fund Institutional Class	98,071	1,576,987
NT Equity Growth Fund Institutional Class	376,939	5,028,369
NT Growth Fund R6 Class	241,788	4,066,870
NT Heritage Fund R6 Class	140,366	1,879,497
NT Large Company Value Fund R6 Class	449,436	5,842,671
NT Mid Cap Value Fund R6 Class	184,462	2,503,151
NT Small Company Fund Institutional Class	97,126	1,056,734
Real Estate Fund R6 Class	22,694	652,233
		22,606,512
Domestic Fixed Income Funds — 35.7%
High-Yield Fund R6 Class	300,027	1,827,166
Inflation-Adjusted Bond Fund Institutional Class	120,719	1,426,902
NT Diversified Bond Fund R6 Class	1,171,653	12,782,730
Short Duration Inflation Protection Bond Fund R6 Class	210,136	2,166,497
		18,203,295
Money Market Funds — 7.2%
Premium Money Market Fund Investor Class	3,671,004	3,671,004
International Equity Funds — 7.0%
NT Emerging Markets Fund R6 Class	49,596	541,091
NT International Growth Fund R6 Class	262,404	3,009,776
		3,550,867
International Fixed Income Funds — 5.7%
International Bond Fund R6 Class	214,822	2,904,398
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $49,234,847)		50,936,076
OTHER ASSETS AND LIABILITIES†		10
TOTAL NET ASSETS — 100.0%		$50,936,086

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$49,428,801
Gross tax appreciation of investments	$1,732,253
Gross tax depreciation of investments	(224,978)
Net tax appreciation (depreciation) of investments	$1,507,275

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$1,250,258	$260,582	$—	$—	$—	$1,576,987
NT Equity Growth Fund	4,004,969	875,240	36,155	(1,160)	17,387	5,028,369
NT Growth Fund	3,282,909	654,974	55,719	(270)	—	4,066,870
NT Heritage Fund	1,515,078	294,517	20,135	(650)	—	1,879,497
NT Large Company Value Fund	4,674,979	1,031,041	84,572	(1,036)	19,575	5,842,671
NT Mid Cap Value Fund	2,047,314	361,445	4,495	—	8,540	2,503,151
NT Small Company Fund	827,789	181,503	—	—	1,341	1,056,734
Real Estate Fund	534,525	82,728	—	—	3,119	652,233
High-Yield Fund	1,543,011	297,091	3,043	(78)	23,917	1,827,166
Inflation-Adjusted Bond Fund	1,266,992	192,409	12,840	(179)	—	1,426,902
NT Diversified Bond Fund	10,790,760	2,136,333	231,681	220	61,228	12,782,730
Short Duration Inflation Protection Bond Fund	1,832,065	376,471	22,930	(63)	—	2,166,497
Premium Money Market Fund	3,082,320	633,031	44,347	—	85	3,671,004
NT Emerging Markets Fund	471,944	72,194	—	—	—	541,091
NT International Growth Fund	2,456,800	562,668	—	—	—	3,009,776
International Bond Fund	2,504,281	587,310	28,218	(107)	28,718	2,904,398
	$42,085,994	$8,599,537	$544,135	$(3,323)	$163,910	$50,936,076

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2025 Portfolio R6
October 31, 2014

One Choice 2025 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.7%
NT Core Equity Plus Fund Institutional Class	101,044	1,624,784
NT Equity Growth Fund Institutional Class	372,046	4,963,088
NT Growth Fund R6 Class	285,041	4,794,397
NT Heritage Fund R6 Class	182,577	2,444,704
NT Large Company Value Fund R6 Class	468,149	6,085,931
NT Mid Cap Value Fund R6 Class	216,950	2,944,017
NT Small Company Fund Institutional Class	115,525	1,256,911
Real Estate Fund R6 Class	28,021	805,324
		24,919,156
Domestic Fixed Income Funds — 33.7%
High-Yield Fund R6 Class	292,092	1,778,839
Inflation-Adjusted Bond Fund Institutional Class	172,856	2,043,152
NT Diversified Bond Fund R6 Class	1,133,621	12,367,803
Short Duration Inflation Protection Bond Fund R6 Class	139,731	1,440,622
		17,630,416
International Equity Funds — 9.2%
NT Emerging Markets Fund R6 Class	108,490	1,183,628
NT International Growth Fund R6 Class	316,237	3,627,235
		4,810,863
Money Market Funds — 4.8%
Premium Money Market Fund Investor Class	2,518,894	2,518,894
International Fixed Income Funds — 4.6%
International Bond Fund R6 Class	178,198	2,409,234
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $50,539,765)		52,288,563
OTHER ASSETS AND LIABILITIES†		9
TOTAL NET ASSETS — 100.0%		$52,288,572

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$50,609,715
Gross tax appreciation of investments	$1,863,387
Gross tax depreciation of investments	(184,539)
Net tax appreciation (depreciation) of investments	$1,678,848

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$1,213,420	$353,345	$11,826	$81	$—	$1,624,784
NT Equity Growth Fund	3,728,846	1,109,344	61,414	(520)	16,405	4,963,088
NT Growth Fund	3,630,686	1,042,980	100,594	(190)	—	4,794,397
NT Heritage Fund	1,818,718	537,292	29,794	(1,239)	—	2,444,704
NT Large Company Value Fund	4,583,666	1,446,714	183,704	(965)	19,534	6,085,931
NT Mid Cap Value Fund	2,236,541	607,998	17,974	(98)	9,526	2,944,017
NT Small Company Fund	953,203	279,316	35,296	(1,058)	1,579	1,256,911
Real Estate Fund	617,785	144,933	—	—	3,691	805,324
High-Yield Fund	1,413,533	374,047	—	—	22,406	1,778,839
Inflation-Adjusted Bond Fund	1,702,086	392,279	23,441	(819)	—	2,043,152
NT Diversified Bond Fund	10,015,327	2,799,515	527,496	(90)	57,833	12,367,803
Short Duration Inflation Protection Bond Fund	1,145,472	307,515	—	—	—	1,440,622
NT Emerging Markets Fund	912,767	274,522	—	—	—	1,183,628
NT International Growth Fund	2,779,189	903,556	54,347	(2,339)	—	3,627,235
Premium Money Market Fund	2,065,570	468,429	15,105	—	57	2,518,894
International Bond Fund	1,948,325	600,215	8,784	(442)	23,186	2,409,234
	$40,765,134	$11,642,000	$1,069,775	$(7,679)	$154,217	$52,288,563

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2030 Portfolio R6
October 31, 2014

One Choice 2030 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 51.3%
NT Core Equity Plus Fund Institutional Class	100,478	1,615,683
NT Equity Growth Fund Institutional Class	340,030	4,535,999
NT Growth Fund R6 Class	309,888	5,212,319
NT Heritage Fund R6 Class	185,120	2,478,753
NT Large Company Value Fund R6 Class	446,157	5,800,046
NT Mid Cap Value Fund R6 Class	190,406	2,583,805
NT Small Company Fund Institutional Class	152,023	1,654,010
Real Estate Fund R6 Class	29,976	861,522
		24,742,137
Domestic Fixed Income Funds — 30.5%
High-Yield Fund R6 Class	239,565	1,458,952
Inflation-Adjusted Bond Fund Institutional Class	190,498	2,251,690
NT Diversified Bond Fund R6 Class	950,154	10,366,176
Short Duration Inflation Protection Bond Fund R6 Class	62,325	642,566
		14,719,384
International Equity Funds — 11.2%
NT Emerging Markets Fund R6 Class	121,700	1,327,747
NT International Growth Fund R6 Class	354,942	4,071,183
		5,398,930
Money Market Funds — 4.8%
Premium Money Market Fund Investor Class	2,314,845	2,314,845
International Fixed Income Funds — 2.2%
International Bond Fund R6 Class	79,760	1,078,348
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $46,361,466)		48,253,644
OTHER ASSETS AND LIABILITIES†		7
TOTAL NET ASSETS — 100.0%		$48,253,651

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$46,440,710
Gross tax appreciation of investments	$1,921,229
Gross tax depreciation of investments	(108,295)
Net tax appreciation (depreciation) of investments	$1,812,934

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$1,170,394	$384,074	$6,398	$(5)	$—	$1,615,683
NT Equity Growth Fund	3,328,930	1,119,229	79,050	(619)	14,750	4,535,999
NT Growth Fund	3,864,280	1,236,117	126,519	(1,675)	—	5,212,319
NT Heritage Fund	1,797,401	594,854	31,308	(1,491)	—	2,478,753
NT Large Company Value Fund	4,270,159	1,442,062	135,367	(2,036)	18,181	5,800,046
NT Mid Cap Value Fund	1,897,697	595,014	9,782	(15)	8,167	2,583,805
NT Small Company Fund	1,206,339	384,818	12,780	(382)	1,971	1,654,010
Real Estate Fund	648,411	172,377	5,791	(1)	3,844	861,522
High-Yield Fund	1,120,492	349,029	3,019	(34)	18,153	1,458,952
Inflation-Adjusted Bond Fund	1,809,164	481,174	8,431	(171)	—	2,251,690
NT Diversified Bond Fund	8,003,477	2,554,193	256,122	218	47,060	10,366,176
Short Duration Inflation Protection Bond Fund	486,806	162,711	1,578	(15)	—	642,566
NT Emerging Markets Fund	993,317	346,485	7,026	(12)	—	1,327,747
NT International Growth Fund	3,024,600	1,078,165	28,272	(779)	—	4,071,183
Premium Money Market Fund	1,831,204	488,792	5,151	—	52	2,314,845
International Bond Fund	824,174	318,375	6,705	(53)	10,251	1,078,348
	$36,276,845	$11,707,469	$723,299	$(7,070)	$122,429	$48,253,644

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2035 Portfolio R6
October 31, 2014

One Choice 2035 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.6%
NT Core Equity Plus Fund Institutional Class	88,551	1,423,896
NT Equity Growth Fund Institutional Class	303,892	4,053,924
NT Growth Fund R6 Class	324,241	5,453,733
NT Heritage Fund R6 Class	174,505	2,336,622
NT Large Company Value Fund R6 Class	421,719	5,482,350
NT Mid Cap Value Fund R6 Class	169,727	2,303,191
NT Small Company Fund Institutional Class	172,030	1,871,681
Real Estate Fund R6 Class	30,178	867,301
		23,792,698
Domestic Fixed Income Funds — 26.8%
High-Yield Fund R6 Class	187,375	1,141,114
Inflation-Adjusted Bond Fund Institutional Class	184,585	2,181,794
NT Diversified Bond Fund R6 Class	741,438	8,089,086
Short Duration Inflation Protection Bond Fund R6 Class	5,927	61,111
		11,473,105
International Equity Funds — 12.9%
NT Emerging Markets Fund R6 Class	129,095	1,408,430
NT International Growth Fund R6 Class	357,624	4,101,944
		5,510,374
Money Market Funds — 4.7%
Premium Money Market Fund Investor Class	1,988,393	1,988,393
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $41,109,724)		42,764,570
OTHER ASSETS AND LIABILITIES†		6
TOTAL NET ASSETS — 100.0%		$42,764,576

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$41,144,529
Gross tax appreciation of investments	$1,690,202
Gross tax depreciation of investments	(70,161)
Net tax appreciation (depreciation) of investments	$1,620,041

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$1,013,529	$350,134	$—	$—	$—	$1,423,896
NT Equity Growth Fund	2,925,187	992,623	13,321	122	13,299	4,053,924
NT Growth Fund	3,940,772	1,366,200	100,182	(402)	—	5,453,733
NT Heritage Fund	1,681,487	575,408	32,177	(1,156)	—	2,336,622
NT Large Company Value Fund	3,936,084	1,395,505	58,457	72	17,350	5,482,350
NT Mid Cap Value Fund	1,692,194	530,777	10,491	88	7,472	2,303,191
NT Small Company Fund	1,313,009	475,351	224	(7)	2,266	1,871,681
Real Estate Fund	636,360	184,220	—	—	3,943	867,301
High-Yield Fund	867,638	279,542	—	—	14,309	1,141,114
Inflation-Adjusted Bond Fund	1,727,264	485,202	—	—	—	2,181,794
NT Diversified Bond Fund	6,143,587	1,941,933	46,721	(160)	37,152	8,089,086
Short Duration Inflation Protection Bond Fund	31,450	30,141	—	—	—	61,111
NT Emerging Markets Fund	1,054,236	360,140	373	8	—	1,408,430
NT International Growth Fund	2,971,553	1,139,315	3,708	(83)	—	4,101,944
Premium Money Market Fund	1,518,408	469,985	—	—	45	1,988,393
	$31,452,758	$10,576,476	$265,654	$(1,518)	$95,836	$42,764,570

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2040 Portfolio R6
October 31, 2014

One Choice 2040 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 60.4%
NT Core Equity Plus Fund Institutional Class	79,981	1,286,087
NT Equity Growth Fund Institutional Class	272,895	3,640,413
NT Growth Fund R6 Class	292,390	4,917,992
NT Heritage Fund R6 Class	171,836	2,300,887
NT Large Company Value Fund R6 Class	377,475	4,907,175
NT Mid Cap Value Fund R6 Class	168,872	2,291,589
NT Small Company Fund Institutional Class	139,596	1,518,803
Real Estate Fund R6 Class	28,503	819,176
		21,682,122
Domestic Fixed Income Funds — 23.1%
High-Yield Fund R6 Class	135,766	826,818
Inflation-Adjusted Bond Fund Institutional Class	136,534	1,613,833
NT Diversified Bond Fund R6 Class	536,677	5,855,146
		8,295,797
International Equity Funds — 14.2%
NT Emerging Markets Fund R6 Class	139,276	1,519,503
NT International Growth Fund R6 Class	310,265	3,558,740
		5,078,243
Money Market Funds — 2.3%
Premium Money Market Fund Investor Class	814,900	814,900
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $34,297,969)		35,871,062
OTHER ASSETS AND LIABILITIES†		4
TOTAL NET ASSETS — 100.0%		$35,871,066

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$34,341,054
Gross tax appreciation of investments	$1,579,719
Gross tax depreciation of investments	(49,711)
Net tax appreciation (depreciation) of investments	$1,530,008

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$969,325	$269,516	$8,205	$(56)	$—	$1,286,087
NT Equity Growth Fund	2,799,143	790,168	89,032	(1,028)	11,583	3,640,413
NT Growth Fund	3,769,452	1,054,640	138,188	(2,886)	—	4,917,992
NT Heritage Fund	1,761,383	500,044	77,765	(3,599)	—	2,300,887
NT Large Company Value Fund	3,764,709	1,117,036	171,493	(2,832)	15,069	4,907,175
NT Mid Cap Value Fund	1,782,005	454,306	37,103	424	7,104	2,291,589
NT Small Company Fund	1,137,089	329,998	19,412	(722)	1,786	1,518,803
Real Estate Fund	633,188	145,922	4,356	8	3,571	819,176
High-Yield Fund	664,402	174,875	8,985	(143)	10,228	826,818
Inflation-Adjusted Bond Fund	1,335,620	322,518	24,076	(450)	—	1,613,833
NT Diversified Bond Fund	4,692,825	1,250,716	127,331	(231)	26,531	5,855,146
NT Emerging Markets Fund	1,174,629	358,225	10,202	58	—	1,519,503
NT International Growth Fund	2,737,767	857,946	39,020	(1,188)	—	3,558,740
Premium Money Market Fund	637,624	185,893	8,617	—	18	814,900
	$27,859,161	$7,811,803	$763,785	$(12,645)	$75,890	$35,871,062

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2045 Portfolio R6
October 31, 2014

One Choice 2045 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 65.4%
NT Core Equity Plus Fund Institutional Class	79,297	1,275,104
NT Equity Growth Fund Institutional Class	226,355	3,019,571
NT Growth Fund R6 Class	255,187	4,292,247
NT Heritage Fund R6 Class	160,829	2,153,497
NT Large Company Value Fund R6 Class	329,442	4,282,751
NT Mid Cap Value Fund R6 Class	156,442	2,122,922
NT Small Company Fund Institutional Class	109,138	1,187,426
Real Estate Fund R6 Class	25,378	729,350
		19,062,868
Domestic Fixed Income Funds — 19.2%
High-Yield Fund R6 Class	91,519	557,353
Inflation-Adjusted Bond Fund Institutional Class	92,164	1,089,376
NT Diversified Bond Fund R6 Class	362,898	3,959,215
		5,605,944
International Equity Funds — 15.4%
NT Emerging Markets Fund R6 Class	138,711	1,513,332
NT International Growth Fund R6 Class	260,435	2,987,191
		4,500,523
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $27,757,048)		29,169,335
OTHER ASSETS AND LIABILITIES†		3
TOTAL NET ASSETS — 100.0%		$29,169,338

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,788,831
Gross tax appreciation of investments	$1,417,043
Gross tax depreciation of investments	(36,539)
Net tax appreciation (depreciation) of investments	$1,380,504

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$990,139	$263,257	$33,453	$283	$—	$1,275,104
NT Equity Growth Fund	2,325,601	645,598	66,430	(192)	9,987	3,019,571
NT Growth Fund	3,272,430	911,139	90,910	(648)	—	4,292,247
NT Heritage Fund	1,638,051	446,114	37,615	(1,925)	—	2,153,497
NT Large Company Value Fund	3,273,446	953,311	112,280	(302)	13,610	4,282,751
NT Mid Cap Value Fund	1,649,783	420,851	33,083	(127)	6,879	2,122,922
NT Small Company Fund	894,716	252,478	15,283	(757)	1,448	1,187,426
Real Estate Fund	573,749	133,372	17,071	11	3,349	729,350
High-Yield Fund	454,735	105,902	599	(9)	7,056	557,353
Inflation-Adjusted Bond Fund	911,134	196,073	2,848	(58)	—	1,089,376
NT Diversified Bond Fund	3,205,361	764,768	36,808	(182)	18,226	3,959,215
NT Emerging Markets Fund	1,187,941	339,812	9,790	(67)	—	1,513,332
NT International Growth Fund	2,320,911	698,689	30,995	(1,548)	—	2,987,191
	$22,697,997	$6,131,364	$487,165	$(5,521)	$60,555	$29,169,335

(1)	Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2050 Portfolio R6
October 31, 2014

One Choice 2050 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 66.5%
NT Core Equity Plus Fund Institutional Class	57,953	931,883
NT Equity Growth Fund Institutional Class	158,466	2,113,936
NT Growth Fund R6 Class	182,141	3,063,617
NT Heritage Fund R6 Class	112,614	1,507,904
NT Large Company Value Fund R6 Class	239,243	3,110,157
NT Mid Cap Value Fund R6 Class	109,881	1,491,091
NT Small Company Fund Institutional Class	87,235	949,121
Real Estate Fund R6 Class	19,752	567,676
		13,735,385
Domestic Fixed Income Funds — 17.4%
High-Yield Fund R6 Class	57,576	350,636
Inflation-Adjusted Bond Fund Institutional Class	59,696	705,603
NT Diversified Bond Fund R6 Class	231,524	2,525,928
		3,582,167
International Equity Funds — 16.1%
NT Emerging Markets Fund R6 Class	113,855	1,242,155
NT International Growth Fund R6 Class	181,519	2,082,025
		3,324,180
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $19,651,463)		20,641,732
OTHER ASSETS AND LIABILITIES†		2
TOTAL NET ASSETS — 100.0%		$20,641,734

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$19,673,914
Gross tax appreciation of investments	$1,000,596
Gross tax depreciation of investments	(32,778)
Net tax appreciation (depreciation) of investments	$967,818

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$761,466	$137,078	$6,076	$(120)	$—	$931,883
NT Equity Growth Fund	1,731,289	331,243	26,758	(468)	7,339	2,113,936
NT Growth Fund	2,495,964	467,297	38,659	(819)	—	3,063,617
NT Heritage Fund	1,228,039	213,703	5,680	(331)	—	1,507,904
NT Large Company Value Fund	2,533,786	506,850	47,743	(454)	10,375	3,110,157
NT Mid Cap Value Fund	1,235,380	200,815	3,820	(61)	5,069	1,491,091
NT Small Company Fund	777,147	134,509	5,848	(154)	1,216	949,121
Real Estate Fund	471,269	67,577	1,582	14	2,713	567,676
High-Yield Fund	297,817	54,701	—	—	4,525	350,636
Inflation-Adjusted Bond Fund	595,797	129,068	10,348	(274)	—	705,603
NT Diversified Bond Fund	2,120,938	465,606	77,918	(147)	11,850	2,525,928
NT Emerging Markets Fund	1,038,606	214,483	5,077	71	—	1,242,155
NT International Growth Fund	1,693,860	419,074	25,188	(1,175)	—	2,082,025
	$16,981,358	$3,342,004	$254,697	$(3,918)	$43,087	$20,641,732

(1)	Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2055 Portfolio R6
October 31, 2014

One Choice 2055 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 69.2%
NT Core Equity Plus Fund Institutional Class	25,577	411,278
NT Equity Growth Fund Institutional Class	73,567	981,383
NT Growth Fund R6 Class	83,150	1,398,584
NT Heritage Fund R6 Class	51,425	688,584
NT Large Company Value Fund R6 Class	109,339	1,421,403
NT Mid Cap Value Fund R6 Class	50,332	683,004
NT Small Company Fund Institutional Class	42,192	459,053
Real Estate Fund R6 Class	9,497	272,932
		6,316,221
International Equity Funds — 16.0%
NT Emerging Markets Fund R6 Class	54,424	593,764
NT International Growth Fund R6 Class	76,088	872,733
		1,466,497
Domestic Fixed Income Funds — 14.8%
High-Yield Fund R6 Class	21,994	133,942
Inflation-Adjusted Bond Fund Institutional Class	22,791	269,388
NT Diversified Bond Fund R6 Class	86,743	946,368
		1,349,698
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $8,668,174)		9,132,416
OTHER ASSETS AND LIABILITIES†		—
TOTAL NET ASSETS — 100.0%		$9,132,416

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,676,451
Gross tax appreciation of investments	$461,261
Gross tax depreciation of investments	(5,296)
Net tax appreciation (depreciation) of investments	$455,965

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$323,577	$78,543	$7,958	$(145)	$—	$411,278
NT Equity Growth Fund	772,510	195,075	21,693	(354)	3,440	981,383
NT Growth Fund	1,095,494	275,215	34,468	(491)	—	1,398,584
NT Heritage Fund	538,409	131,802	13,725	(177)	—	688,584
NT Large Company Value Fund	1,113,313	283,774	28,679	(565)	4,787	1,421,403
NT Mid Cap Value Fund	541,468	128,236	12,952	(73)	2,342	683,004
NT Small Company Fund	356,616	91,373	9,044	(206)	597	459,053
Real Estate Fund	216,545	50,276	8,495	(17)	1,313	272,932
NT Emerging Markets Fund	467,587	146,046	16,452	(25)	—	593,764
NT International Growth Fund	684,614	216,428	25,750	(931)	—	872,733
High-Yield Fund	109,662	27,797	2,779	(51)	1,734	133,942
Inflation-Adjusted Bond Fund	219,871	59,441	6,377	(82)	—	269,388
NT Diversified Bond Fund	768,963	227,887	56,784	61	4,460	946,368
	$7,208,629	$1,911,893	$245,156	$(3,056)	$18,673	$9,132,416

(1)	Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM In Retirement Portfolio R6
October 31, 2014

One Choice In Retirement Portfolio R6 - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.0%
NT Core Equity Plus Fund Institutional Class	25,685	413,021
NT Equity Growth Fund Institutional Class	102,609	1,368,805
NT Growth Fund R6 Class	53,432	898,731
NT Heritage Fund R6 Class	25,814	345,654
NT Large Company Value Fund R6 Class	116,615	1,515,998
NT Mid Cap Value Fund R6 Class	40,175	545,176
NT Small Company Fund Institutional Class	25,437	276,760
Real Estate Fund R6 Class	4,718	135,601
		5,499,746
Domestic Fixed Income Funds — 37.4%
High-Yield Fund R6 Class	82,046	499,662
Inflation-Adjusted Bond Fund Institutional Class	16,335	193,076
NT Diversified Bond Fund R6 Class	323,690	3,531,460
Short Duration Inflation Protection Bond Fund R6 Class	77,384	797,827
		5,022,025
Money Market Funds — 9.8%
Premium Money Market Fund Investor Class	1,315,999	1,315,999
International Fixed Income Funds — 6.7%
International Bond Fund R6 Class	67,083	906,960
International Equity Funds — 5.1%
NT International Growth Fund R6 Class	59,192	678,934
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $12,974,101)		13,423,664
OTHER ASSETS AND LIABILITIES†		3
TOTAL NET ASSETS — 100.0%		$13,423,667

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,994,779
Gross tax appreciation of investments	$488,385
Gross tax depreciation of investments	(59,500)
Net tax appreciation (depreciation) of investments	$428,885

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2014 follows:

Fund/Underlying Fund (1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (2)	Ending Value
NT Core Equity Plus Fund	$341,065	$73,514	$18,538	$414	$—	$413,021
NT Equity Growth Fund	1,136,842	244,660	61,746	1,219	4,920	1,368,805
NT Growth Fund	738,548	156,668	36,026	644	—	898,731
NT Heritage Fund	283,692	60,251	15,187	(542)	—	345,654
NT Large Company Value Fund	1,249,918	289,443	78,491	1,636	5,245	1,515,998
NT Mid Cap Value Fund	456,714	87,604	20,240	380	1,927	545,176
NT Small Company Fund	225,405	49,571	10,717	(121)	367	276,760
Real Estate Fund	113,917	18,446	4,079	49	679	135,601
High-Yield Fund	438,528	75,027	10,954	(64)	6,808	499,662
Inflation-Adjusted Bond Fund	173,671	24,870	2,675	(42)	—	193,076
NT Diversified Bond Fund	3,083,503	509,531	87,044	(179)	17,549	3,531,460
Short Duration Inflation Protection Bond Fund	707,909	111,795	14,487	(43)	—	797,827
Premium Money Market Fund	1,161,123	190,716	35,840	—	32	1,315,999
International Bond Fund	811,100	161,218	14,549	(203)	9,248	906,960
NT International Growth Fund	569,888	132,446	20,282	(595)	—	678,934
	$11,491,823	$2,185,760	$430,855	$2,553	$46,775	$13,423,664

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 22, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 22, 2014